Revenues and Expenses Derived from Affiliated Companies (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CUP Data
Related Party Transaction [Line Items]
Revenue	$ 116	$ 232	$ 229
TSYS de Mexico
Related Party Transaction [Line Items]
Revenue	85	78	68
Total operating expenses	148	148	148
Affiliated Companies
Related Party Transaction [Line Items]
Revenue	201	310	297
Total operating expenses	4,350	9,990	5,887
Merchants Limited
Related Party Transaction [Line Items]
Nonoperating expenses paid	42
Total operating expenses	$ 4,202	$ 9,842	$ 5,739